Events Occurring After the Reporting Date	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Events Occurring After the Reporting Date
NOTE 29. EVENTS OCCURRING AFTER THE REPORTING DATE
No other matter or circumstance has arisen since June 30, 2023, that has significantly affected the Group’s operations, results, or state of affairs, or may do so in future years.